AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON JANUARY 31, 1997.

                        1933 ACT REGISTRATION NO. 2-99810
                       1940 ACT REGISTRATION NO. 811-4391

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A


                        REGISTRATION STATEMENT UNDER THE
                           SECURITIES ACT OF 1933                          /x/
                         PRE-EFFECTIVE AMENDMENT NO.                       / /
                       POST-EFFECTIVE AMENDMENT NO. 26                     /x/


                                       AND


                        REGISTRATION STATEMENT UNDER THE
                       INVESTMENT COMPANY ACT OF 1940                      /x/
                                AMENDMENT NO. 24


                              THE PBHG FUNDS, INC.
               (FORMERLY THE ADVISORS' INNER CIRCLE FUND II, INC.) (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                                 32 SOUTH STREET
                            BALTIMORE, MARYLAND 21202
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES, ZIP CODE)

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE (800) 443-0051

                                HAROLD J. BAXTER
                               1255 DRUMMERS LANE
                                    SUITE 300
                         WAYNE, PENNSYLVANIA 19087-1590
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                                   Copies to:

                             JANE A. KANTER, ESQUIRE
                              KATTEN MUCHIN & ZAVIS
                        1025 THOMAS JEFFERSON STREET, NW
                              EAST LOBBY, SUITE 700
                             WASHINGTON, D.C. 20007

It is proposed that this filing will become effective:


   X        immediately upon filing pursuant to paragraph (b)
--------
            on May 1, 1996 pursuant to paragraph (b)
--------
            60 days after filing pursuant to paragraph (a)
--------
            on [date] pursuant to paragraph (a) of Rule 485
--------
            75 days after filing pursuant to paragraph (a)
--------


Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of shares of common stock is being registered by this Registration Statement. Registrant's Rule 24f-2 Notice for its most recent fiscal year will be filed on or before May 30, 1997.

                              THE PBHG FUNDS, INC.

                       Contents of Registration Statement


This registration statement consists of the following papers and documents:


         Cover Sheet
         Contents of Registration Statement
         Cross Reference Sheet
         Supplement to Prospectus and Statement of Additional Information --
            PBHG Limited Fund
         Part A - Prospectus -- PBHG Limited Fund
         Part B - Statement of Additional Information -- PBHG Limited Fund Part C - Other Information
         Signature Page

                              THE PBHG FUNDS, INC.

                              CROSS REFERENCE SHEET
                         POST-EFFECTIVE AMENDMENT NO. 26


 PART A.     Item No. and Captions     Caption in Prospectus

      1.     Cover Page                Cover Page

      2.     Synopsis                  Summary


      3.     Condensed Financial       Expense Summary; Supplement to Prospectus
             Information               and Statement of Additional Information


      4.     General Description       The Fund and the Portfolios;
             of Registrant             Investment Objectives and Policies;
                                       General Investment Policies and
                                       Strategies; Risk Factors; Investment
                                       Limitations; General Information--The
                                       Fund

      5.     Management of the Fund    General Information--Directors of the
                                       Fund; General Information--The
                                       Adviser and Sub-Adviser; General
                                       Information--The Administrator and
                                       Sub-Administrator; General Information
                                       - The Transfer Agent and Sub-
                                       Transfer Agents; General Information--
                                       The Distributor

      6.     Capital Stock and Other   General Information--Voting Rights;
             Securities                General Information--Dividends and
                                       Distributions; Taxes

      7.     Purchase of Securities    How to Purchase Fund Shares; How to
             Being Offered             Redeem Fund Shares; Share Price

      8.     Redemption or Repurchase  How to Purchase Fund Shares; How to
                                       Redeem Fund Shares; Share Price

      9.     Pending Legal Proceedings Not Applicable


PART B.      Item No. and Captions     Caption in Statement of Additional
                                       Information

     10.     Cover Page                Cover Page

     11.     Table of Contents         Table of Contents

     12.     General Information       The Fund
             and History

     13.     Investment Objectives     Description of Permitted Investments;
             and Policie               Investment Limitations; Description of
                                       Shares

     14.     Management of the         Directors and Officers of the Fund; The
             Registrant                Administrator

     15.     Control Persons and       Directors and Officers of the Fund
             Principal Holders of
             Securities

     16.     Investment Advisory       The Adviser and Sub-Adviser; The
             and Other Services        Administrator and Sub-Administrator;
                                       The Distributor

     17.     Brokerage Allocation      Portfolio Transactions

     18.     Capital Stock and Other   Description of Shares
             Securities

     19.     Purchase, Redemption,     Purchase and Redemption of Shares;
             and Pricing of            Determination of Net Asset Value
             Securities Being Offered

     20.     Tax Status                Taxes

     21.     Underwriters              The Distributor

     22.     Calculation of            Computation of Yield; Calculation of
             Performance Data          Total Return


     23.     Financial Statements      Supplement to Prospectus and Statement
                                       of Additional Information


PART C Information required to be included in Part C is set forth under the appropriate item, so numbered, in Part C of this Registration Statement.

                                 PARTS A and B

Pursuant to Rule 411 under the Securities Act of 1933, as amended, and Rules 0-4 and 8b-23 under the Investment Company Act of 1940, as amended, the information required to be included in Part A and Part B of this Registration Statement is incorporated herein by reference to the Prospectus dated July 1, 1996 and the Statement of Additional Information dated July 1, 1996, as filed in electronic format via EDGAR with the Securities and Exchange Commission on July 1, 1996. This Amendment does not delete, amend, or supersede any information contained in the Registration Statement or in Post-Effective Amendment No. 25 to the Registration Statement, except to the extent provided herein.

                              THE PBHG FUNDS, INC.

                        SUPPLEMENT DATED JANUARY 31, 1997
       TO THE PROSPECTUS FOR THE PBHG LIMITED FUND DATED JULY 1, 1996 AND STATEMENT OF ADDITIONAL INFORMATION FOR THE PBHG LIMITED FUND DATED JULY 1, 1996

This Supplement updates certain information contained in the above-dated Prospectus and Statement of Additional Information ("SAI") of The PBHG Funds, Inc. (the "Fund") with respect to the PBHG Limited Fund. You may obtain an additional copy of the Prospectus and SAI, free of charge, by calling 1-800-433-0051.

The information contained on pages 21 to 23 and pages 30 to 37 of The PBHG Funds, Inc. Semi-Annual Report to Shareholders that relates to the PBHG Limited Fund should be considered to be part of this Prospectus and SAI for purposes of including financial information concerning the PBHG Limited Fund in the Prospectus and SAI. Such information will be considered to be inserted into page 5 of the Prospectus immediately prior to the section entitled "EXPENSE SUMMARY" and into Page 15 of the SAI immediately following the section entitled "DESCRIPTION OF SHARES."

                            PART C: OTHER INFORMATION

Item 24.  Financial Statements and Exhibit

(a)       Financial Statements:


Part A -- Prospectus:

Supplement to Prospectus and Statement of Additional Information -- PBHG
  Limited Fund

Part B -- Statement of Additional Information

Incorporated herein by reference from Registrant's Semi-Annual Report filed with the SEC on November 4, 1996 are the following financial statements concerning the PBHG Limited Fund:

Portfolio of Net Assets as of September 30, 1996
Statement of Operations for the period ended September 30, 1996
Statement of Changes in Net Assets for the period ended September 30, 1996 Financial Highlights for the period ended September 30, 1996
Notes to Financial Statements for the period ended September 30, 1996


(b)       Exhibits:

          1(a)      Certificate of Incorporation(1)

          1(b)      Certificate of Amendment dated October 28, 1985(2)

          1(c)      Certificate of Amendment to Certificate of Incorporation(4)

          1(d) Agreement and Articles of Merger of PBHG Growth Fund, Inc., a Maryland corporation(6)

          1(e)      Articles of Incorporation of The PBHG Funds, Inc.(6)

          1(f) Articles of Amendment to the Articles of Incorporation of The PBHG Funds, Inc., dated November 12, 1993(7)

          1(g) Articles of Amendment to the Articles of Incorporation of The PBHG Funds, Inc. dated May 5, 1994(8)

          1(h) Articles of Amendment of the Articles of Incorporation of The PBHG Funds, Inc. dated December 28, 1995(13)

          1(i) Articles Supplementary to the Articles of Incorporation of The PBHG Funds, Inc. dated May 25, 1994(8)

          1(j) Articles Supplementary to the Articles of Incorporation of The PBHG Funds, Inc. dated December 5, 1994(9)

          1(k) Articles Supplementary to the Articles of Incorporation of The PBHG Funds, Inc. dated December 9, 1994(9)

          1(l) Articles Supplementary to the Articles of Incorporation of The PBHG Funds, Inc. with respect to the Advisers Class Shares dated December 28, 1995(13)

          1(m) Articles Supplementary to the Articles of Incorporation of The PBHG Funds, Inc. with respect to the PBHG Mid-Cap Growth Fund dated December 28, 1995(13)

          1(n) Articles Supplementary to the Articles of Incorporation of The PBHG Funds, Inc. with respect to an increase in number of shares dated May 20, 1996(14)

          1(o) Articles Supplementary to the Articles of Incorporation of THE PBHG Funds, Inc. with respect to the PBHG Limited Fund dated July 1, 1996(14)

          1(p) Articles Supplementary to the Articles of Incorporation of The PBHG Funds, Inc. with respect to the PBHG Large Cap 20 Fund dated September 6, 1996(14)

          1(q) Articles Supplementary to the Articles of Incorporation of the PBHG Funds, Inc. with respect to the Large Cap Value Fund, Mid-Cap Value Fund and the Strategic Small Company Fund dated October 2, 1996(15)

          2         By-Laws(6)

          3         Voting trust agreement - none

          4         Specimen Common Stock Certificate(1)

          5(a)(1) Investment Advisory Agreement dated April 28, 1995 and Schedule A dated November 23, 1996(14)


          5(a)(2) Investment Advisory Agreement dated April 28, 1996 and Schedule A dated December __, 1996(15)


          5(b) Investment Sub-Advisory Agreement between and among The PBHG Funds, Inc., on behalf of the PBHG Cash Reserves Fund, Pilgrim Baxter & Associates, Ltd. and Wellington Management Company dated April 4, 1995(13)

          5(c) Investment Sub-Advisory Agreement between and among PBHG Funds, Inc., on behalf of the International Fund, Pilgrim Baxter & Associates, Ltd. and Murray Johnstone International Limited dated June 30, 1995(13)


          5(d)(1) Investment Sub-Advisory Agreement between and among PBHG Funds, Inc., on behalf of PBHG Large Cap Value Fund, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc. dated December __, 1996(15)

          5(d)(2) Investment Sub-Advisory Agreement between and among PBHG Funds, Inc., on behalf of PBHG Mid-Cap Value Fund, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc. dated December __, 1996(15)

          5(d)(3) Investment Sub-Advisory Agreement between and among PBHG Funds, Inc., on behalf of PBHG Strategic Small Company Fund, Pilgrim Baxter & Associates, Ltd. and Newbold's Asset Management, Inc. dated December __, 1996(15)

          6(a) Distribution Agreement between The PBHG Funds, Inc., and SEI Financial Services Company dated July 1, 1996 and Schedule A dated December __, 1996(15)


          6(b)      Copy of Selling Group Agreement(5)

          7         Bonus, profit sharing or pension plans - none

          8(a) Custodian Agreement between The PBHG Funds, Inc., on behalf of the International Fund, and The Northern Trust Company(7)


          8(b) Custodian Agreement between The PBHG Funds, Inc. and CoreStates Bank, N.A. dated September __, 1996 and Schedule A dated December __, 1996(15)


          9(a) Transfer Agency Agreement between Registrant and Supervised Service Company dated December 16, 1993(7)


          9(b) Administrative Services Agreement between The PBHG Funds, Inc. and PBHG Fund Services dated July 1, 1996 and Exhibit A dated December__, 1996(15)


          9(c)(1) Sub-Administrative Services Agreement between The PBHG Funds and SEI Fund Resources dated July 1, 1996 and Schedule A dated September __, 1996(14)


          9(c)(2) Sub-Administrative Services Agreement between The PBHG Funds and SEI Fund Resources dated July 1, 1996 and Schedule A dated December __, 1996(15)


          9(d)(1) Form of Expense Limitation Agreement between The PBHG Funds, Inc. on behalf of PBHG Large Cap 20 Fund and Pilgrim Baxter & Associates, Ltd. dated November__, 1996(14)


          9(d)(2) Expense Limitation Agreement between the PBHG Funds, Inc. on behalf of PBHG Core Growth Fund and Pilgrim Baxter & Associates, Ltd. dated September 24, 1996(15)

          9(d)(3) Expense Limitation Agreement between the PBHG Funds, Inc. on behalf of PBHG Limited Fund and Pilgrim Baxter & Associates, Ltd. dated September 24, 1996(15)

          9(d)(4) Form of Expense Limitation Agreement between the PBHG Funds, Inc. on behalf of PBHG Large Cap Value Fund and Pilgrim Baxter & Associates, Ltd. dated December __, 1996(15)

          9(d)(5) Form of Expense Limitation Agreement between the PBHG Funds, Inc. on behalf of PBHG Mid-Cap Value Fund and Pilgrim Baxter & Associates, Ltd. dated December __, 1996(15)

          9(d)(6) Form of Expense Limitation Agreement between the PBHG Funds, Inc. on behalf of PBHG Strategic Small Company Fund and Pilgrim Baxter & Associates, Ltd. dated December __, 1996(15)


          10(a)     Opinion of Counsel(6)

          10(b) Opinion of Counsel with respect to the legality of the shares of the PBHG Core Growth Fund(13)

          10(c) Opinion of Counsel with respect to the legality of the shares of the PBHG Limited Fund(13)

          10(d) Opinion of Counsel with respect to the legality of the shares of the PBHG Large Cap 20 Fund(14)


          10(e) Opinion of Counsel with respect to the legality of the shares of the PBHG Large Cap Value Fund, PBHG Mid-Cap Value Fund and PBHG Strategic Small Company Fund(15)

          11        Consent of Independent Public Accountants(13)

          12        Financial Statements omitted from Part B - none

          13 Letter from Philadelphia Life Insurance Company to the Registrant with respect to the initial capitalization of the Registrant(2)

          14(a) Southwestern Life Insurance Company Defined Benefit Pension Plan and Trust(1)

          14(b) Adoption Agreement for Southwestern Life Insurance Company Standardized Integrated Defined Benefit Pension Plan and Trust (with Pairing Provisions)(1)

          14(c) Adoption Agreement for Southwestern Life Insurance Company Standardized Non-Integrated Defined Benefit Pension Plan and Trust (with Pairing Provisions)(1)

          14(d) Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Integrated Defined Benefit Pension Plan and Trust(1)

          14(e) Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Non-Integrated Defined Benefit Pension Plan and Trust(1)

          14(f) Southwestern Life Insurance Company Combination Profit Sharing-Money Purchase Plan and Trust(1)

          14(g) Adoption Agreement for Southwestern Life Insurance Company Standardized Money Purchase Plan and Trust (with Pairing Provisions)(1)

          14(h) Adoption Agreement for Southwestern Life Insurance Company Standardized Profit Sharing Plan and Trust (with Pairing Provisions)(1)

          14(i) Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Money Purchase Plan and Trust(1)

          14(j) Adoption Agreement for Southwestern Life Insurance Company Non-Standardized Profit Sharing Plan and Trust(1)

          14(k) Form 5305, Simplified Employee Pension-Individual Retirement Accounts Contribution Agreement(1)

          14(l)     Form 5305-A, Individual Retirement Custodial Account(1)

          14(m) Southwestern Life Insurance Company Tax Deferred Annuity Program Custodial Agreement(1)

          14(n) Amendment to Application for Investment Plans under a 403(b)(7) Plan(10)

          15        Plan pursuant to Rule 12b-1 with respect to Trust Class
                    Shares(11)

          16 Schedule for computation of Performance Quotation provided in the Registration Statement - none for the PBHG Large Cap Value Fund, PBHG Mid-Cap Value Fund and PBHG Strategic Small Company Fund(15)



          18        Form of Rule 18f-3 Multiple Class Plan dated November,
                    1995(11)

          24(a)     Power of Attorney(12)

          24(b)     Power of Attorney(14)

          27        Financial Data Schedule(13)

          ----------
         (1) Incorporated herein by reference to Pre-Effective Amendment No. 1 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

         (2) Incorporated herein by reference to Pre-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

         (3) Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

         (4) Incorporated herein by reference to Post-Effective Amendment No. 6 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

         (5) Incorporated herein by reference to Post-Effective Amendment No. 10 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

         (6) Incorporated herein by reference to Post-Effective Amendment No. 11 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

         (7) Incorporated herein by reference to Post-Effective Amendment No. 12 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

         (8) Incorporated herein by reference to Post-Effective Amendment No. 13 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

         (9) Incorporated herein by reference to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

         (10) Incorporated herein by reference to Post-Effective Amendment No. 19 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

         (11) Incorporated herein by reference to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

         (12) Incorporated herein by reference to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

         (13) Incorporated herein by reference to Post-Effective Amendment No. 23 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

         (14) Incorporated herein by reference to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).


         (15) Incorporated herein by reference to Post-Effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A (File No. 2-99810).

Item 25.  Persons Controlled by or under Common Control with Registrant

There are no persons that are controlled by or under common control with the Registrant.

Item 26.  Number of Holders of Securities

     As of December 31, 1996:

         Title of Class                           Number of Record Holders

PBHG Class

PBHG Growth Fund                                          238,728
PBHG Emerging Growth Fund                                  79,672
PBHG International Fund                                     3,426
PBHG Large Cap Growth Fund                                  9,840
PBHG Select Equity Fund                                    32,615
PBHG Cash Reserves Fund                                    11,844
PBHG Technology & Communications Fund                      23,225
PBHG Core Growth Fund                                      31,156
PBHG Large Cap 20 Fund                                      5,564
PBHG Large Cap Value Fund                                       1
PBHG Strategic Small Company Fund                               1
PBHG Limited Fund                                          11,856

Trust Class

PBHG Growth Fund                                                4

Item 27.  Indemnification

     The Articles of Incorporation of the Registrant include the following:

                                   ARTICLE VII

7.4 Indemnification. The Corporation, including its successors and assigns, shall indemnify its directors and officers and make advance payment of related expenses to the fullest extent permitted, and in accordance with the procedures required, by the General Laws of the State of Maryland and the Investment Company Act of 1940. The By-Laws may provide that the Corporation shall indemnify its employees and/or agents in any manner and within such limits as permitted by applicable law. Such indemnification shall be in addition to any other right or claim to which any director, officer, employee or agent may otherwise be entitled. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer, employee or agent of the Corporation or is or was serving at the request of the Corporation as a director, officer, partner, trustee, employee or agent of another foreign or domestic corporation, partnership, joint venture, trust or other enterprise or employee benefit plan, against any liability (including, with respect to employee benefit plans, excise taxes) asserted against and incurred by such person in any such capacity or arising out of such person's position, whether or not the Corporation would have had the power to indemnify against such liability. The rights provided to any person by this Article 7.4 shall be enforceable against the Corporation by such person who shall be presumed to have relied upon such rights in serving or continuing to serve in the capacities indicated herein. No amendment of these Articles of Incorporation shall impair the rights of any person arising at any time with respect to events occurring prior to such amendment.

     The By-Laws of the Registrant include the following:

                                   ARTICLE VI

                                 Indemnification

          "The Corporation shall indemnify (a) its Directors and officers, whether serving the Corporation or at its request any other entity, to the full extent required or permitted by (i) Maryland law now or hereafter in force, including the advance of expenses under the procedures and to the full extent permitted by law, and (ii) the Investment Company Act of 1940, as amended, and (b) other employees and agents to such extent as shall be authorized by the Board of Directors and be permitted by law. The foregoing rights of indemnification shall not be exclusive of any other rights to which those seeking indemnification may be entitled. The Board of Directors may take such action as is necessary to carry out these indemnification provisions and is expressly empowered to adopt, approve and amend from time to time such resolutions or contracts implementing such provisions nor such further indemnification arrangement as may be permitted by law."

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suite or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     To the extent that the Articles of Incorporation, By-Laws or any other instrument pursuant to which the Registrant is organized or administered indemnify any director or officer of the Registrant, or that any contract or agreement indemnifies any person who undertakes to act as investment adviser or principal underwriter to the Registrant, any such provision protecting or purporting to protect such persons against any liability to the Registrant or its security holders to which he would otherwise by subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of his duties, or by reason of his contract or agreement, will be interpreted and enforced in a manner consistent with the provisions of Sections 17(h) and (i) of the Investment company Act of 1940, as amended, and Release No. IC-11330 issued thereunder.

Item 28. Business and Other Connections of Investment Adviser:

     Other business, profession, vocation, or employment of a substantial nature in which each director or principal officer of Pilgrim Baxter & Associates, Ltd. is or has been, at any time during the last two fiscal years, engaged for his own account or in the capacity of director, officer, employee, partner or trustee are as follows:

Name and Position with
Pilgrim Baxter &                                            Connection
Associates, Ltd.               Name of Other Company    with Other Company
----------------               ---------------------    ------------------

Harold J. Baxter                 PBHG Fund Services             Trustee
Director, Chairman &
Chief Executive Officer       United Asset Management      Member, Board of
                                    Corporation                Directors

                           Newbold's Asset Management,   Chief Executive Officer
                                        Inc.

Gary L. Pilgrim

Director, President,             PBHG Fund Services             Trustee
Secretary, Treasurer &
Chief Investment Office

Brian F. Bereznak                PBHG Fund Services            President
Chief Operating Officer

Eric C. Schneider          Newbold's Asset Management,   Chief Financial Officer
Chief Financial Officer                 Inc.

Business and Other Connections of Sub-Advisers:


Name and Position with
Newbold's Asset                                              Connection
Management, Inc.            Name of Other Company         with Other Company
----------------            ---------------------         ------------------

Harold J. Baxter         Pilgrim Baxter & Associates  Director, Chairman & Chief
Chief Executive Officer                                    Executive Officer

                               PBHG Fund Services               Trustee

                         United Asset Management Corp.       Member, Board of
                                                                 Directors

Timothy M. Havens                     None                          None
Chairman

James Farrell                 Farrell Seiwell, Inc.               President
Chief Investment
Officer

David W. Jennings        Pilgrim Baxter & Associates  Director of Client Service
President & Chief
Operating Officer

Eric C. Schneider        Pilgrim Baxter & Associates    Chief Financial Officer
Chief Financial Officer

     The list required by this Item 28 of officers and directors of Murray Johnstone International Limited, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Murray Johnstone International Limited pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-34926).

     The list required by this Item 28 of officers and directors of Wellington Management, together with information as to any other business, profession, vocation or employment of a substantial nature engaged in by such officers and directors during the past two years, is incorporated by reference to Schedules A and D of Form ADV, filed by Wellington Management pursuant to the Investment Advisers Act of 1940 (SEC File No. 801-15908).

Item 29.  Principal Underwriters

     (a) Furnish the name of each investment company (other than the Registrant) for which each principal underwriter currently distributing the securities of the Registrant also acts as a principal underwriter, distributor or investment adviser.

            Registrant's distributor, SEI Financial Services Company ("SFS"), acts as distributor for:

SEI Daily Income Trust                                      July 15, 1982

SEI Liquid Asset Trust                                      November 29, 1982

SEI Tax Exempt Trust                                        December 3, 1982

SEI Index Funds                                             July 10, 1985

SEI Institutional Managed Trust                             January 22, 1987

SEI International Trust                                     August 30, 1988

Stepstone Funds                                             January 30, 1991

The Advisors' Inner Circle Fund                             November 14, 1991

The Pillar Funds                                            February 28, 1992

CUFund                                                      May 1, 1992

STI Classic Funds                                           May 29, 1992

CoreFunds, Inc.                                             October 30, 1992

First American Funds, Inc.                                  November 1, 1992

First American Investment Funds, Inc.                       November 1, 1992

The Arbor Fund                                              January 28, 1993

1784 Funds (R)                                              June 1, 1993

MarquisSM Funds                                             August 17, 1993

Morgan Grenfell Investment Trust                            January 3, 1994

Inventor Funds, Inc.                                        August 1, 1994

The Achievement Funds Trust                                 December 27, 1994

Bishop Street Funds                                         January 27, 1995

CrestFunds, Inc.                                            March 1, 1995

STI Classic Variable Trust                                  August 18, 1995

Ark Funds                                                   November 1, 1995

Monitor Funds                                               January 11, 1996

FMB Funds, Inc.                                             March 1, 1996

SEI Asset Allocation Trust                                  April 1, 1996

Turner Funds                                                April 30, 1996

SEI Institutional Investments Trust                         June 14, 1996


SFS provides numerous financial services to investment managers, pension plan sponsors, and bank trust departments. These services include portfolio evaluation, performance measurement and consulting services ("Funds Evaluation") and automated execution, clearing and settlement of securities transactions ("MarketLink").


     (b) Furnish the information required by the following table with respect to each director, officer or partner of each principal underwriter named in the answer to Item 21 of Part B.

Name and Principal     Position and Office with Underwriter      Positions and
Business Address                                                 Offices with
                                                                 Registrant

Alfred P. West, Jr.    Director, Chairman                        -
                         & Chief Executive Officer

Henry H. Greer         Director, President                       -
                         & Chief Executive Officer

Carmen V. Romeo        Director, Executive Vice President        -
                         & Treasurer
Gilbert L. Beebower    Executive Vice President                  -

Richard B. Lieb        Executive Vice President                  -

Leo J. Dolan, Jr.      Senior Vice President                     -

Carl A. Guarino        Senior Vice President                     -

Jerome Hickey          Senior Vice President                     -

David G. Lee           Senior Vice President                     -

Steven Kramer          Senior Vice President                     -

William Madden         Senior Vice President                     -

A. Keith McDowell      Senior Vice President                     -

Dennis J. McGonigle    Senior Vice President                     -

Hartland J. McKeown    Senior Vice President                     -

Barbara J. Moore       Senior Vice President                     -

James V. Morris        Senior Vice President                     -

Steven Onofrio         Senior Vice President                     -

Kevin P. Robins        Senior Vice President,                    Vice
                       General Counsel & Secretary               President &
                                                                 Assistant
                                                                 Secretary

Robert Wagner          Senior Vice President                     -

Patrick K. Walsh       Senior Vice President                     -

Kenneth Zimmer         Senior Vice President                     -

Marc H. Cahn           Vice President & Assistant Secretary

Robert Crudup          Vice President & Managing Director        -

Vic Galef              Vice President & Managing Director        -

Name and Principal     Position and Office with Underwriter      Positions and
Business Address                                                 Offices with
                                                                 Registrant

Kim Kirk              Vice President & Managing Director         -

John Krzeminski       Vice President & Managing Director         -

Carolyn McLaurin      Vice President &Managing Director          -

Donald Pepin          Vice President & Managing Director         -

Mark Samuels          Vice President & Managing Director         -

Wayne M. Withrow      Vice President & Managing Director         -

Mick Duncan           Vice President & Team Leader               -

Robert Ludwig         Vice President & Team Leader               -

Vicki Malloy          Vice President & Team Leader               -

Robert Aller          Vice President                             -

Gordon W. Carpenter   Vice President                             -

Todd Cipperman        Vice President & Assistant Secretary       -

Ed Daly               Vice President                             -

Jeff Drennen          Vice President                             -

Kathy Heilig          Vice President                             -

Larry Hutchison       Vice President                             -

Michael Kantor        Vice President                             -

Samuel King           Vice President                             -

Donald H. Korytowski  Vice President                             -

Robert S. Ludwig      Vice President & Team Leader               -

Jack May              Vice President                             -

W. Kelso Morrill      Vice President                             -

Barbara A. Nugent     Vice President & Assistant Secretary       Vice
                                                                 President &
                                                                 Assistant
                                                                 Secretary

Sandra K. Orlow       Vice President & Assistant Secretary       Vice
                                                                 President &
                                                                 Assistant
                                                                 Secretary

Larry Pokora          Vice President                             -

Kim Rainey            Vice President                             -

Name and Principal     Position and Office with Underwriter      Positions and
Business Address                                                 Offices with
                                                                 Registrant

Paul Sachs             Vice President                            -

Steve Smith            Vice President                            -

Daniel Spaventa        Vice President                            -

Kathryn L. Stanton     Vice President & Assistant Secretary      Vice
                                                                 President &
                                                                 Assistant
                                                                 Secretary

William Zawaski        Vice President                            -

James Dougherty        Director of Brokerage Services            -

     c. None.

Item 30. Location of Accounts and Records

Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the Rules promulgated thereunder, are maintained as follows:

(a)  With respect to Rules 31a-1(a); 31a-1(b)(1); (2)(a) and (b); (3); (6); (8);
     (12); and 31a-1(d), the required books and records are maintained at the offices of Registrant's Custodian:

     CoreStates Bank, N.A.               The Northern Trust Company
     Broad and Chestnut Streets          50 South LaSalle Street
     P.O. Box 7618                       Chicago, IL 60675
     Philadelphia, PA 19101

(b)  With respect to Rules 31a-1(a); 31a-1(b)(1),(4); (2)(C) and (D); (4); (5);
     (6); (8); (9); (10); (11) and 31a-1(f), the required books and records are currently maintained at the offices of Registrant's Sub-Administrator:

     SEI Financial Management Corporation
     680 East Swedesford Road
     Wayne, PA 19087

(c) With respect to Rules 31a-1(b)(5), (6), (9) and (10) and 31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser or Sub-Adviser:

     Pilgrim Baxter & Associates, Ltd.   Murray Johnstone International Limited
     1255 Drummers Lane, Suite 300       11 West Nile Street
     Wayne, PA  19087                    Glasgow, Scotland G12PX

     Wellington Management Company       Newbold's Asset Management, Inc.
     75 State Street                     950 Haverford Road
     Boston, MA 02109                    Bryn Mawr, PA 19010

Item 31.  Management Services: None.

Item 32.  Undertakings

          Registrant hereby undertakes that whenever shareholders meeting the requirements of Section 16(c) of the Investment Company Act of 1940 inform the Board of Directors of their desire to communicate with Shareholders of the Fund, the Directors will inform such Shareholders as to the approximate number of Shareholders of record and the approximate costs of mailing or afford said Shareholders access to a list of Shareholders.

          Registrant undertakes to call a meeting of Shareholders for the purpose of voting upon the question of removal of a Director(s) when requested in writing to do so by the holders of at least 10% of Registrant's outstanding shares and in connection with such meetings to comply with the provisions of Section 16(c) of the Investment Company Act of 1940 relating to Shareholder communications.

          Registrant undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to Shareholders, upon request and without charge.

          Registrant hereby undertakes to file a post-effective amendment, including financial statements which need not be audited, within 4-6 months from the later of the commencement of operations of the PBHG Large Cap Value Fund, PBHG Mid-Cap Value Fund and PBHG Strategic Small Company Fund of the Registrant or the effective date of Post-Effective Amendment No. 25 to the Registrant's 1933 Act Registration Statement.

                                   Signatures


Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post Effective Amendment No. 26 to Registration Statement No. 2-99810 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Wayne, and Commonwealth of Pennsylvania on the 31st day of January, 1997.


                                   THE PBHG FUNDS, INC.
                                            Registrant

                                   By: /s/ Harold J. Baxter
                                       --------------------
                                       Harold J. Baxter
                                       Chairman and Chief Executive Officer

ATTEST:

/s/ Brian F. Bereznak
---------------------
Brian F. Bereznak, Vice President
and Assistant Secretary

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

/s/ Harold J. Baxter                Chairman and Chief      ____________________
Harold J. Baxter                    Executive Officer,
                                    and Director

         *                          Director                ____________________
John R. Bartholdson

         *                          Director                ____________________
Jettie M. Edwards

         *                          Director                ____________________
Albert A. Miller

         *                          Chief Financial         ____________________
Stephen G. Meyer                    Officer and Controller


* By: /s/ Harold J. Baxter            1/31/97
      ---------------------         -----------
      Harold J. Baxter                 Date
      (Attorney-in-Fact)